Consolidated Statements of Changes in Shareholders' Deficit ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Ordinary share CNY (¥) shares	Treasury stock CNY (¥)	Additional paid-in capital CNY (¥)	Accumulated other comprehensive income CNY (¥)	Accumulated deficit CNY (¥)
Beginning balance at Dec. 31, 2016	¥ (14,512)		¥ 6	¥ (2)	¥ 45,331	¥ (227)	¥ (59,620)
Beginning balance, shares at Dec. 31, 2016 | shares			8,363,719
Foreign currency translation adjustments	5,918					5,918
Net loss	(298,240)						(298,240)
Share-based compensation	7,039			1	7,038
Ending balance at Dec. 31, 2017	(299,795)		¥ 6	(1)	52,369	5,691	(357,860)
Ending balance, shares at Dec. 31, 2017 | shares			8,363,719
Foreign currency translation adjustments	53,689					53,689
Net loss	(402,833)						(402,833)
Share-based compensation	3,520				3,520
Transaction with redeemable non- controlling interests	(309,685)				(55,889)		(253,796)
Ending balance at Dec. 31, 2018	(955,104)		¥ 6	(1)		59,380	(1,014,489)
Ending balance, shares at Dec. 31, 2018 | shares			8,363,719
Foreign currency translation adjustments	10,747	$ 1,544				10,747
Net loss	(1,451,950)	(208,560)					(1,451,950)
Share-based compensation	366,895			¥ 1	366,894
Deemed dividend to Series C-1 preferred shareholders at extinguishment of Series C-1 Preferred Shares	(5,283)	(759)			(5,283)
Deemed dividend to Series B-1, B-2 and C preferred shareholders at modification of Series B-1, B-2 and C Preferred Shares	27,768	3,989			27,768		(27,768)
Ending balance at Dec. 31, 2019	¥ (2,034,695)	$ (292,264)	¥ 6		¥ 389,379	¥ 70,127	¥ (2,494,207)
Ending balance, shares at Dec. 31, 2019 | shares			8,363,719